Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net income	$ 2,036	$ 1,931	$ 1,914	$ 1,872	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 7,753	$ 7,402
Items not requiring (providing) cash
Amortization of share-based compensation plans									357	884
Net cash provided by operating activities									10,456	8,448
Investing Activities
Net cash used in investing activities									(4,515)	(19,465)
Financing Activities
Repurchase of common stock									(317)	(687)
Cash dividends paid									(5,484)	(5,113)
Net cash used in financing activities									20,979	(10,145)
Cash and Cash Equivalents, Beginning of Year				19,608				40,770	19,608	40,770
Cash and Cash Equivalents, End of Year	46,528				19,608				46,528	19,608
Parent Company
Operating Activities
Net income									7,753	7,402
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(1)	(160)
Amortization of share-based compensation plans									357	884
Net change in other assets and other liabilities									(927)	178
Net cash provided by operating activities									7,182	8,304
Financing Activities
Repurchase of common stock									(317)	(687)
Cash dividends paid									(5,484)	(5,113)
Net cash used in financing activities									(5,801)	(5,800)
Net Change in Cash and Cash Equivalents									1,381	2,504
Cash and Cash Equivalents, Beginning of Year				$ 14,598				$ 12,094	14,598	12,094
Cash and Cash Equivalents, End of Year	$ 15,979				$ 14,598				$ 15,979	$ 14,598